Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock, Members' Deficit and Stockholders' Equity (Deficit) (USD $)	Total USD ($)	Series G Preferred Stock [Member] USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series D Preferred Stock [Member] USD ($)	Redeemable Convertible Preferred Stock [Member] Series G Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series E Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series F Preferred Stock [Member] USD ($)	Note Subscription on Perpetual Preferred [Member] USD ($)	Subscription Receivable on Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Deficit Accumulated During the Development Stage [Member] USD ($)	Members' Deficit [Member] USD ($)
Beginning balance, Shares at Aug. 17, 2001
Members contribution																			$ 100,000
Net loss																			(141,000)
Ending balance at Dec. 31, 2001																			(41,000)
Ending balance, Shares at Dec. 31, 2001
Members contribution																			250,000
Net loss																			(391,000)
Ending balance at Dec. 31, 2002																			(182,000)
Ending balance, Shares at Dec. 31, 2002
Members contribution																			195,000
Net loss																			(519,000)
Ending balance at Dec. 31, 2003																			(506,000)
Ending balance, Shares at Dec. 31, 2003
Members contribution																			1,110,000
Net loss																			(854,000)
Ending balance at Dec. 31, 2004																			(250,000)
Ending balance, Shares at Dec. 31, 2004
Members contribution																			780,000
Net loss																			(1,386,000)
Ending balance at Dec. 31, 2005																			(856,000)
Ending balance, Shares at Dec. 31, 2005
Members contribution																			250,000
Effect of the Reorganization Transactions	(606,000)						20,000										2,665,000	(3,291,000)	606,000
Effect of the Reorganization Transactions, Shares							20,000,000
BTHC transactions							2,000										(2,000)
BTHC transactions, Shares							2,210,000
Offering costs	(2,778,000)																(2,778,000)
Warrants issued for equity placement services	1,231,000																1,231,000
Issuance of common stock	10,382,000						11,000										10,371,000
Common stock issued for services	1,350,000						1,000										1,349,000
Common stock issued for services, Shares							1,350,000
Stock-based compensation	842,000																842,000
Warrants issued with promissory note	638,000																638,000
Issuance of common stock, Shares							10,437,000
Warrants issued for services	222,000																222,000
Net loss	(6,584,000)																	(6,584,000)
Ending balance at Dec. 31, 2006	4,697,000						34,000										14,538,000	(9,875,000)
Ending balance, Shares at Dec. 31, 2006							33,997,000
Offering costs	(382,000)																(382,000)
Warrants issued for equity placement services	169,000																169,000
Issuance of common stock	1,370,000						1,000										1,369,000
From exercise of warrants	3,000																3,000
From exercise of warrants, Shares							3,000
Stock-based compensation	427,000																427,000
Issuance of common stock, Shares							1,370,000
Net loss	(6,072,000)																	(6,072,000)
Ending balance at Dec. 31, 2007	212,000						35,000										16,124,000	(15,947,000)
Ending balance, Shares at Dec. 31, 2007							35,370,000
Issuance of Preferred Stock	4,550,000								1,000	1,000	2,000						4,546,000
Issuance of Preferred Stock, Shares									1,000,000	550,000	2,000,000
Warrants issued and beneficial conversion feature	911,000																911,000
Common stock issued for services	596,000						3,000										593,000
Common stock issued for services, Shares							3,041,000
Stock-based compensation	735,000																735,000
Deemed Dividend																	1,582,000	(1,582,000)
Net loss	(6,571,000)																	(6,571,000)
Ending balance at Dec. 31, 2008	433,000						38,000		1,000	1,000	2,000						24,491,000	(24,100,000)
Ending balance, Shares at Dec. 31, 2008							38,411,000		1,000,000	550,000	2,000,000
Issuance of Preferred Stock	3,682,000																3,682,000
Preferred Stock Subscription
From conversion of preferred stock							4,000			(1,000)							(3,000)
From conversion of preferred stock, Shares							3,727,000		(400,000)	(150,000)
Issuance of common stock, for cash	1,400,000						3,000										1,397,000
Issuance of common stock, for cash, Shares							2,787,000
Common stock issued for services							1,000
Common stock issued for services, Shares	942,000						1,208,000										941,000
From conversion of debt, Shares							2,000,000
From conversion of debt	500,000						2,000										498,000
From exercise of warrants	963,000						4,000								(2,700,000)		3,659,000
From exercise of warrants, Shares							4,392,000
Stock-based compensation	410,000																410,000
From cashless exercise of warrants	283,000						4,000										279,000
From cashless exercise of warrants, Shares							3,510,000
Warrants issued for services	281,000																281,000
Options issued for services	106,000																106,000
Deemed Dividend	(869,000)																3,163,000	(4,032,000)
Cumulative effect adjustment-warrant liabilities	(1,274,000)																(1,704,000)	430,000
Equity placement shares	(250,000)																(250,000)
Deemed dividend on preferred stock	(364,000)																	(364,000)
Net loss	(8,513,000)														(9,000)			(8,504,000)
Ending balance at Dec. 31, 2009	(2,270,000)						56,000		1,000		2,000				(2,709,000)		36,950,000	(36,570,000)
Ending balance, Shares at Dec. 31, 2009							56,035,000		600,000	400,000	2,000,000
Preferred Stock Subscription, shares														1,000
Issuance of common stock, for cash	10,190,000						10,000										10,181,000
Issuance of common stock, for cash, Shares							10,593,000
Common stock issued for services	1,085,000						1,000										1,084,000
Common stock issued for services, Shares							749,000
From conversion of preferred stock and options							1,000										(1,000)
From conversion of preferred stock and options, Shares							800,000		(100,000)	(100,000)				(1,000)
From exercise of warrants	1,493,000						5,000								(3,254,000)	(5,000)	4,747,000
From exercise of warrants, Shares							5,063,000
From cashless exercise of warrants and options	1,538,000						2,000										1,536,000
From cashless exercise of warrants and options, Shares							1,531,000
Stock-based compensation	2,068,000																2,068,000
Warrants reclassified to equity	805,000																805,000
Options issued for services
Accrued and paid dividend on preferred stock	(524,000)																	(524,000)
Swap notes Receivable and Perpetual Preferred Stock	4,763,000														5,963,000		(1,200,000)
Deemed dividend on preferred stock	(1,037,000)																	(1,037,000)
Net loss	(12,723,000)																	(12,723,000)
Ending balance at Dec. 31, 2010	5,389,000						75,000		1,000		2,000					(5,000)	56,170,000	(50,854,000)
Ending balance, Shares at Dec. 31, 2010							74,771,000		500,000	300,000	2,000,000
Issuance of common stock, for cash	3,358,000						4,000										3,354,000
Issuance of common stock, for cash, Shares							4,000,000					0
Common stock issued for services	303,000																303,000
Common stock issued for services, Shares							150,000
Stock-based compensation	3,541,000																3,541,000
From exercise of options and warrants	527,000						1,000										526,000
From cashless exercise of warrants	26,000																26,000
From exercise of options and warrants, Shares							1,060,000
From cashless exercise of warrants, Shares							55,000
Warrants issued with promissory note	(75,000)
Warrants issued for services	75,000																75,000
Stock subscription	5,000															5,000
Accrued dividend on preferred stock	(430,000)				(108,000)													(430,000)
Net loss	(9,171,000)																	(9,171,000)
Ending balance at Dec. 31, 2011	3,623,000						80,000				2,000						63,995,000	(60,455,000)
Ending balance, Shares at Dec. 31, 2011							80,036,000			300,000	2,000,000
Warrants issued with promissory note	(73,000)
Accrued dividend on preferred stock		0			0
Reversal of dividend accreted	93,000
Deemed dividend on preferred stock	(1,375,000)
Net loss	(7,234,000)
Ending balance at Sep. 30, 2012
Beginning balance at Dec. 31, 2011	3,623,000						80,000		1,000		2,000						63,995,000	(60,455,000)
Beginning balance, Shares at Dec. 31, 2011							80,036,000		500,000	300,000	2,000,000
Issuance of convertible redeemable Series G preferred stock, net of issuance costs of $59, value						4,941,000
Issuance of convertible redeemable Series G preferred stock, net of issuance costs of $59, shares						5,000,000
Beneficial conversion feature for Series G preferred stock	1,375,000					(1,375,000)											1,375,000
From conversion of preferred stock							2,000		(1,000)								(1,000)
From conversion of preferred stock, Shares							2,000,000		(500,000)
Issuance of common stock, for cash	2,084,000						5,000										2,079,000
Issuance of common stock, for cash, Shares							5,000,000
Issuance of common stock
Common stock issued for services	59,000																59,000
Common stock issued for services, Shares							335,000
From exercise of options	4,000																4,000
Stock-based compensation	2,361,000																2,361,000
From exercise of options, shares							18,000
Warrants issued with promissory note	(73,000)
Warrants issued for services	73,000																73,000
Accrued dividend on preferred stock	(222,000)				0	93,000												(222,000)
Reversal of dividend accreted	93,000	93,000				(93,000)												93,000
Deemed dividend on preferred stock	(1,375,000)					1,375,000												(1,375,000)
Net loss	(9,833,000)																	(9,833,000)
Ending balance at Dec. 31, 2012	(1,758,000)					4,941,000	87,000				2,000						69,945,000	(71,792,000)
Ending balance, Shares at Dec. 31, 2012						5,000,000	87,389,000			300,000	2,000,000
From conversion of preferred stock							8,000				(2,000)						(6,000)
From conversion of preferred stock, Shares							8,000,000				(2,000,000)
Issuance of common stock, for cash, Shares							36,325,000
Issuance of common stock	3,285,000						36,000										3,249,000
Common stock issued for services	180,000						1,000										179,000
Common stock issued for services, Shares							755,000
From exercise of warrants	311,000						2,000										309,000
From exercise of warrants, Shares							1,700,000
Stock-based compensation	1,291,000																1,291,000
Warrants issued with promissory note	0
Accrued dividend on preferred stock		0			0
Net loss	(7,712,000)																	(7,712,000)
Ending balance at Sep. 30, 2013	$ (4,403,000)					$ 4,941,000	$ 134,000										$ 74,967,000	$ (79,504,000)
Ending balance, Shares at Sep. 30, 2013						5,000,000	134,169,000			300,000